Supplemental cash flow information (Reconciliation of liabilities arising from financing activities) (Details) - CAD ($)		12 Months Ended
	Oct. 17, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		$ 2,908,037,000
Changes from financing cash flows:
Dividends paid		(51,895,000)	$ (31,839,000)
Interest paid		(38,856,000)	(38,977,000)
Lease principal payments		(2,908,000)	(2,727,000)
Shares issued, stock option plan		9,632,000	26,771,000
Issuance of shares [note 17]	$ 953,285,000	953,285,000	0
Total cash changes		869,258,000	(46,772,000)
Non-cash changes:
Amortization of issue costs		750,000
Dividends declared		51,895,000
Interest expense		39,309,000
Right-of-use asset additions		7,853,000
Other		(523,000)
Shares issued, stock option plan		2,469,000
Issuance of shares, deferred tax [note 17]		11,593,000
Foreign exchange		(7,000)
Total non-cash changes		113,339,000
Ending balance		3,890,634,000	2,908,037,000
Long-Term Borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		996,250,000
Changes from financing cash flows:
Dividends paid		0
Interest paid		0
Lease principal payments		0
Shares issued, stock option plan		0
Issuance of shares [note 17]		0
Total cash changes		0
Non-cash changes:
Amortization of issue costs		750,000
Dividends declared		0
Interest expense		0
Right-of-use asset additions		0
Other		0
Shares issued, stock option plan		0
Issuance of shares, deferred tax [note 17]		0
Foreign exchange		0
Total non-cash changes		750,000
Ending balance		997,000,000	996,250,000
Interest Payable [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		3,558,000
Changes from financing cash flows:
Dividends paid		0
Interest paid		(38,531,000)
Lease principal payments		0
Shares issued, stock option plan		0
Issuance of shares [note 17]		0
Total cash changes		(38,531,000)
Non-cash changes:
Amortization of issue costs		0
Dividends declared		0
Interest expense		38,984,000
Right-of-use asset additions		0
Other		0
Shares issued, stock option plan		0
Issuance of shares, deferred tax [note 17]		0
Foreign exchange		0
Total non-cash changes		38,984,000
Ending balance		4,011,000	3,558,000
Lease Obligation [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		4,872,000
Changes from financing cash flows:
Dividends paid		0
Interest paid		(325,000)
Lease principal payments		(2,908,000)
Shares issued, stock option plan		0
Issuance of shares [note 17]		0
Total cash changes		(3,233,000)
Non-cash changes:
Amortization of issue costs		0
Dividends declared		0
Interest expense		325,000
Right-of-use asset additions		7,853,000
Other		(523,000)
Shares issued, stock option plan		0
Issuance of shares, deferred tax [note 17]		0
Foreign exchange		(7,000)
Total non-cash changes		7,648,000
Ending balance		9,287,000	4,872,000
Dividends Payable [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		0
Changes from financing cash flows:
Dividends paid		(51,895,000)
Interest paid		0
Lease principal payments		0
Shares issued, stock option plan		0
Issuance of shares [note 17]		0
Total cash changes		(51,895,000)
Non-cash changes:
Amortization of issue costs		0
Dividends declared		51,895,000
Interest expense		0
Right-of-use asset additions		0
Other		0
Shares issued, stock option plan		0
Issuance of shares, deferred tax [note 17]		0
Foreign exchange		0
Total non-cash changes		51,895,000
Ending balance		0	0
Share Capital [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		1,903,357,000
Changes from financing cash flows:
Dividends paid		0
Interest paid		0
Lease principal payments		0
Shares issued, stock option plan		9,632,000
Issuance of shares [note 17]		953,285,000
Total cash changes		962,917,000
Non-cash changes:
Amortization of issue costs		0
Dividends declared		0
Interest expense		0
Right-of-use asset additions		0
Other		0
Shares issued, stock option plan		2,469,000
Issuance of shares, deferred tax [note 17]		11,593,000
Foreign exchange		0
Total non-cash changes		14,062,000
Ending balance		$ 2,880,336,000	$ 1,903,357,000